Stock Warrants and Earnout Shares - Additional Information (Details)			1 Months Ended	12 Months Ended
	Aug. 10, 2021 USD ($)	Mar. 19, 2021 USD ($) yr $ / shares shares	Mar. 19, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	May 31, 2018 $ / shares shares	Mar. 31, 2017 $ / shares shares
Redeemable Convertible Preferred Stock Warrants [Line Items]
Class of warrant or right, number of securities called by warrants or rights | shares						539,675
Change in the fair value of the earnout shares liability				$ 40,100,000
Fair Value of Earn Out Shares	$ 149,900,000
Private Placement Warrants
Redeemable Convertible Preferred Stock Warrants [Line Items]
Fair value warrants liability	21,900,000
Gain (loss) in fair value warrants liability				3,900,000
Public Warrants
Redeemable Convertible Preferred Stock Warrants [Line Items]
Fair value warrants liability	$ 32,800,000
Gain (loss) in fair value warrants liability				$ 5,900,000
Earnout Shares [Member]
Redeemable Convertible Preferred Stock Warrants [Line Items]
Warrants and Rights Outstanding, Term				10 years
Percentage of shares held for sale				20.00%
Number of trading days				30 days
Earnout Shares Vested | shares				0
Earnout Shares [Member] | Minimum [Member]
Redeemable Convertible Preferred Stock Warrants [Line Items]
Number of trading days				20 days
Earnout Shares [Member] | Tranche One [Member]
Redeemable Convertible Preferred Stock Warrants [Line Items]
Weighted average price per share | $ / shares				$ 12.00
Earnout Shares [Member] | Tranche Two [Member]
Redeemable Convertible Preferred Stock Warrants [Line Items]
Weighted average price per share | $ / shares				18.00
Earnout Shares [Member] | Tranche Three [Member]
Redeemable Convertible Preferred Stock Warrants [Line Items]
Weighted average price per share | $ / shares				24.00
Earnout Shares [Member] | Tranche Four [Member]
Redeemable Convertible Preferred Stock Warrants [Line Items]
Weighted average price per share | $ / shares				32.00
Earnout Shares [Member] | Tranche Five [Member]
Redeemable Convertible Preferred Stock Warrants [Line Items]
Weighted average price per share | $ / shares				$ 50.00
Legacy Jobys
Redeemable Convertible Preferred Stock Warrants [Line Items]
Stock issued during period for warrants, shares | shares				752,732
Redeemable Convertible Preferred Stock [Member] | Legacy Jobys
Redeemable Convertible Preferred Stock Warrants [Line Items]
Class of warrants exercise price per share | $ / shares		$ 0.0029	$ 0.0029
Redeemable Preferred Stock, Fair Value Disclosure		$ 600,000	$ 600,000
Exchange ratio		3.4572%	3.4572%
Measurement Input, Share Price [Member]
Redeemable Convertible Preferred Stock Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input		8,770	8,770
Warrants Issued In March Two Thousand And Seventeen [Member] | Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock Warrants [Line Items]
Class of warrants exercise price per share | $ / shares					$ 0.194	$ 0.029
Warrants Issued In March Two Thousand And Eighteen [Member] | Warrants Issued In Connection With Convertible Notes [Member]
Redeemable Convertible Preferred Stock Warrants [Line Items]
Class of warrant or right, number of securities called by warrants or rights | shares					218,840
InQ Tel [Member]
Redeemable Convertible Preferred Stock Warrants [Line Items]
Amount received from In-Q-Tel		$ 1,000,000.0	$ 1,000,000.0
Class of warrants exercise price per share | $ / shares		$ 0.0029	$ 0.0029
Warrants and Rights Outstanding, Term		10 years	10 years
Warrants Not Settleable in Cash, Fair Value Disclosure		$ 600,000	$ 600,000
Government Grants			$ 1,000,000.0
InQ Tel [Member] | Measurement Input, Price Volatility [Member]
Redeemable Convertible Preferred Stock Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input		60.2	60.2
InQ Tel [Member] | Measurement Input, Risk Free Interest Rate [Member]
Redeemable Convertible Preferred Stock Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.07	0.07
InQ Tel [Member] | Measurement Input, Expected Term [Member]
Redeemable Convertible Preferred Stock Warrants [Line Items]
Weighted average expected term | yr		1.1
InQ Tel [Member] | Measurement Input, Expected Dividend Rate [Member]
Redeemable Convertible Preferred Stock Warrants [Line Items]
Warrants and Rights Outstanding, Measurement Input		0	0
InQ Tel [Member] | Series C preferred stock
Redeemable Convertible Preferred Stock Warrants [Line Items]
Number of warrants issued for preferred stock conversion | shares		68,649	68,649